Commitments and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Container Equipment Purchase Commitments

As of December 31, 2024, the Company had commitments to purchase equipment in the amount of $15.8 million to be paid in 2025.

Contingencies

Legal Proceedings

The Company is party to various pending or threatened legal or regulatory proceedings arising in the ordinary course of its business. The ability to predict the ultimate outcome of such matters involves judgments, estimates and inherent uncertainties. Triton records liabilities related to legal matters when the exposure item becomes probable and can be reasonably estimated. Management does not expect these matters to have a material adverse effect on Triton’s financial condition, results of operations, or liquidity. However, these matters are subject to inherent uncertainties and it is possible that a liability arising from these matters could have a material adverse impact in the period in which the uncertainties are resolved, depending in part on the operating results for such period.
In connection with the Merger, a putative Triton shareholder filed two petitions demanding an appraisal of its shares under Bermuda law in the Supreme Court of Bermuda. During the second quarter of 2024, the parties entered into a settlement to resolve all claims brought by the petitioner in connection with the appraisal rights proceedings. Settlement and other costs incurred in connection with the proceedings are included in Transaction and other costs in the Consolidated Statements of Operations.